Derivative Financial Instruments - Free-Standing, Contingent Features and Counterparty Credit Risk (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivative financial instruments
Counterparty credit risk adjustments	$ 100	$ 0	$ 200	$ 200	$ 200	$ 0
Interest rate swaps
Derivative financial instruments
Percentage of collateral threshold allocated to cover intra-day price changes					120.00%
Interest rate swaps | Maximum
Derivative financial instruments
Collateral thresholds for derivative agreements with credit risk related contingent features	500		500		$ 500
Derivatives Not Designated as Hedging Instruments | Interest rate swaps
Derivative financial instruments
Notional Amount	1,062,236		1,062,236		682,621	384,801
Positive fair value, derivative asset	32,400		32,400		10,900
Fair value loss (derivative liability)	35,600		35,600		14,100
Net interest expense on derivative	$ 300	300	$ 800	900	$ 1,200	$ 1,200
Derivatives Not Designated as Hedging Instruments | Interest rate swaps | Minimum
Derivative financial instruments
Fixed interest rate (as a percent)	0.53%		0.53%		1.34%	1.25%
Derivatives Not Designated as Hedging Instruments | Interest rate swaps | Maximum
Derivative financial instruments
Fixed interest rate (as a percent)	4.90%		4.90%		4.90%	4.87%
Derivatives Not Designated as Hedging Instruments | Interest rate swaps | Customer swap program
Derivative financial instruments
Notional Amount	$ 1,000,000		$ 1,000,000		$ 652,600	$ 354,800
Positive fair value, derivative asset	32,400		32,400		10,900	4,100
Fair value loss (derivative liability)	32,400		32,400		10,900	4,100
Upfront fees on the dealer swap	$ 700	$ 600	$ 4,300	$ 2,700	$ 3,500	$ 3,300